Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 26, 2022
Document Effective Date	Apr. 27, 2022
Prospectus Date	Apr. 27, 2022